Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The Company’s interest rate swap agreements as of December 31, 2015 were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
400	3 month LIBOR	2.14%	May 2011 - Jan 2016
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
200	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	1.15%	Dec 2012 - Dec 2019
200	3 month LIBOR	2.92%	Mar 2016 - Mar 2021

Summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps
Below is a summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(in US$ Millions)
191.9	3 month LIBOR	1.77%	Dec 2013 - Dec 2018
4.0	2 month LIBOR	2.01%	Mar 2014 - Oct 2018
4.0	1 month LIBOR	2.01%	Mar 2014 - Nov 2018

Derivative Instruments, Gain (Loss)
The gains and losses of the derivatives recognized in the Statement of Operations for the period were as follows:

(In millions of U.S. dollars)	Years ended December 31,
	2015	2014	2013
Interest rate swaps	(12.2)	(16.2)	8.0
Ship Finance Linus Interest rate swaps	(3.1)	(3.9)	—
Cross currency interest rate swap agreements	(39.1)	(52.4)	(14.0)
Foreign currency agreements	(3.0)	(13.7)	(10.1)
Total Loss on Derivatives	(57.4)	(86.2)	(16.1)

The carrying value and estimated fair value of the Company’s financial instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015		December 31, 2014
(In millions of U.S. dollars)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	150.9	150.9	116.2	116.2
Restricted cash	6.5	6.5	11.0	11.0
External Loans
Current portion of long-term debt	218.1	218.1	218.1	218.1
Long-term interest bearing debt	1,335.9	1,335.9	1,599.9	1,599.9
$600 million fixed interest bond	222.7	413.4	270.3	413.4
NOK 1,500 million floating interest bond	84.5	161.2	123.8	190.3
Related party debt
$600 million fixed interest bond - owned by related party	100.6	186.6	122.0	186.6
NOK 1,500 million floating interest bond - owned by related party	4.8	9.4	6.6	11.1
Long term fixed interest loan to related party	125.0	125.0	125.0	125.0

Financial instruments that are measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

(In millions of U.S. dollars)		December 31, 2015		December 31, 2014
		Fair value	Carrying value	Fair value	Carrying value
Assets
Interest rate swap - non-current assets	Level 2	1.5	1.5	2.7	2.7
Liabilities
Currency forward contracts - current liabilities	Level 2	—	—	8.4	8.4
Interest rate swaps - current liabilities	Level 2	25.9	25.9	39.0	39.0
Interest rate swaps qualified for hedge accounting - non-current liabilities	Level 2	2.3	2.3	2.5	2.5
Cross Currency swap - current liabilities	Level 2	98.6	98.6	64.4	64.4

Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues
Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues:

Contract revenue split by client:	Year ended December 31,
	2015	2014	2013
Statoil	44%	38%	57%
ExxonMobil	25%	13%	12%
Conoco Phillips	18%	8%	—%
Total	13%	12%	13%
Shell	—%	12%	14%
KMNG	—%	11%	—%
Other	—%	6%	4%
Total	100%	100%	100%